ASSETS IMPAIRMENTS AND RESTRUCTURING CHARGES, NET	12 Months Ended
Dec. 31, 2011
ASSETS IMPAIRMENTS AND RESTRUCTURING CHARGES, NET [Abstract]
ASSETS IMPAIRMENTS AND RESTRUCTURING CHARGES, NET
19.	ASSET IMPAIRMENTS AND RESTRUCTURING CHARGES (GAINS), NET

Asset impairments and restructuring charges (gains), net, totaled $8 million gain, $29 million charge, and $196 million charge in 2011, 2010, and 2009, respectively.  Asset impairments and restructuring charges (gains), net, in 2011 consisted primarily of a $15 million gain from the sale of the previously impaired methanol and ammonia assets related to the terminated Beaumont, Texas industrial gasification project and $7 million for severance associated with the acquisition and integration of Sterling.  Asset impairments and restructuring charges (gains), net, totaled $29 million during 2010 primarily related to severance and pension curtailment resulting from a voluntary separation program.  Asset impairments and restructuring charges (gains), net, totaled $196 million during 2009, consisting primarily of $179 million in asset impairments related to the discontinuance of the Beaumont, Texas industrial gasification project and $19 million, net, in charges for severance resulting from a reduction in force.

	For years ended December 31,
(Dollars in millions)	2011	2010	2009
Fixed asset impairments	$--	$--	$133
Gain on sale	(15)	--	--
Intangible asset and goodwill impairments	--	8	46
Severance charges	7	18	19
Site closure and restructuring charges (gains)	--	3	(2)
Total	$(8)	$29	$196

2011

During 2011, the Company recorded $8 million net gain in asset impairments and restructuring charges (gains), net.  A gain of $15 million was recognized from the sale of the previously impaired methanol and ammonia assets related to the terminated Beaumont, Texas industrial gasification project and restructuring charges of $7 million primarily for severance associated with the acquisition and integration of Sterling.

2010

During 2010, the Company recorded $29 million in asset impairments and restructuring charges (gains), net, consisting primarily of severance, pension curtailment, and an intangible asset impairment.  Severance charges of $18 million included $15 million for the previously announced voluntary separation program in fourth quarter 2010 of approximately 175 employees and $3 million primarily for severance associated with the acquisition and integration of Genovique in second quarter 2010.  Restructuring charges of $2 million for pension curtailment also related to the previously announced voluntary separation program in fourth quarter 2010.  Due to an environmental regulatory change during fourth quarter 2010 impacting air emission credits remaining from the previously discontinued Beaumont, Texas industrial gasification project, the Company recorded an intangible asset impairment of $8 million.

2009

During fourth quarter 2009, the Company discontinued the Beaumont, Texas industrial gasification project, resulting in asset impairments of $179 million, reducing the project's book value to $56 million for assets the Company expected to recover.  For the purpose of calculating an impairment, the fair value of these assets was determined using Level 2 and Level 3 inputs as defined in the fair value hierarchy.  Of the $56 million, $8 million related to certain environmental credits classified in Level 2, using observable prices for similar assets, and $48 million related to land and tangible assets is classified in Level 3, based on various inputs, including real estate appraisals and unobservable market information for similar assets based on management's experience, including the evaluation of assumptions that market participants would use in pricing similar assets. For additional information on fair value measurement, see Note 1, "Significant Accounting Policies".

In first quarter 2009, the Company announced a reduction in force of approximately 250 employees, resulting in restructuring charges of $19 million, net for related severance.

The following table summarizes the changes in estimates described above, other asset impairments and restructuring charges and gains, the non-cash reductions attributable to asset impairments, and the cash reductions in shutdown reserves for severance costs and site closure costs paid:

(Dollars in millions)	Balance at January 1, 2009	Provision/ Adjustments	Non-cash Reductions	Cash Reductions	Balance at December 31, 2009

Noncash charges	$--	$179	$(179)	$--	$--
Severance costs	4	19	--	(20)	3
Total	$4	$198	$(179)	$(20)	$3

	Balance at January 1, 2010	Provision/ Adjustments	Non-cash Reductions	Cash Reductions	Balance at December 31, 2010

Noncash charges	$--	$8	$(8)	$--	$--
Severance costs	3	18	--	(6)	15
Total	$3	$26	$(8)	$(6)	$15

	Balance at January 1, 2011	Provision/ Adjustments	Non-cash Reductions	Cash Reductions	Balance at December 31, 2011

Noncash charges	$--	$(15)	$15	$--	$--
Severance costs	15	7	--	(20)	2
Total	$15	$(8)	$15	$(20)	$2

The costs remaining for severance are expected to be applied to the reserves within one year.

During 2011, the Company accrued for employee separations associated with the acquisition and integration of Sterling.  Substantially all separation payments for the 2011 and 2010 accruals were completed by January 2012, and all 2009 separation payments were completed as of December 31, 2011.  During 2010 and 2009, the Company accrued for approximately 225 and 250 employee separations, respectively.